INCOME TAXES - Valuation Allowance (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Valuation allowance at beginning of the year		$ 111,494	$ 87,370	$ 56,405
Increases recorded to income tax provision			25,058	30,965
Decreases recorded as a benefit to income tax provision	$ 4,300	$ 32,200	(934)
Valuation allowance at end of year			$ 111,494	$ 87,370